Certificate Liabilities - Schedule of Reconciliation of Certificates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Certificates [Abstract]
Opening position	$ 5,149,480	$ 2,948,821
Closing position	4,507,440	5,149,480
Movement from net redemption of XBT Certificate Liabilities	(971,063)	(766,319)
Movement from net issuance of XBT CS Physical Certificate Liabilities	1,859
Movement from net issuance of CS Physical Certificate Liabilities	1,101,229	165,188
Management fee, net	(87,830)	(83,109)
(Gain)/loss on certificate liabilities	(802,747)	2,910,985
Translation of foreign currency denominated holdings	$ 116,512	$ (26,086)